Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Operating Activities:
Net Income	$ 393,694	$ 249,115
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	143,374	135,984
Change in deferred taxes, net	27,838	32,427
(Gain) loss on sale of investments	(9,331)	(35)
(Gain) loss on sale of fixed assets	582	(572)
Stock Option Compensation Expense	6,546	7,132
Cash outflow from hedging	(15,578)	(57,111)
Investment gain	126,685	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(104,401)	(182,407)
Inventories, net	(28,852)	(73,393)
Prepaid expenses, other current and non-current assets	133,435	13,251
Accounts receivable, related parties	(16,359)	(84)
Accounts payable, related parties	(9,759)	(4,546)
Accounts payable, accrued expenses and other current and non-current liabilities	30,552	32,913
Income tax payable	18,199	22,645
Dividend income from equity method investees	37,922	0
Net cash provided by (used in) operating activities	481,177	175,319
Investing Activities:
Purchases of property, plant and equipment	(124,418)	(117,166)
Proceeds from sale of property, plant and equipment	1,849	4,006
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,702,802)	(338,792)
Proceeds from divestitures	176,721	0
Net cash (used in) provided by investing activities	(1,648,650)	(451,952)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	29,868	49,416
Repayments of short-term borrowings and other financial liabilities	(39,171)	(64,502)
Proceeds from short-term borrowings from related parties	0	24,487
Repayments of short-term borrowings from related parties	(13,894)	0
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $123,140 in 2011 and $31,239 in 2010)	1,704,748	992,413
Repayments of long-term debt and capital lease obligations	(41,573)	(116,007)
Increase (decrease) of accounts receivable securitization program	(333,250)	(510,000)
Proceeds from exercise of stock options	4,354	1,821
Distributions to noncontrolling interests	(32,366)	(25,052)
Contributions from noncontrolling interests	5,350	3,939
Net cash (used in) provided by financing activities	1,284,066	356,515
Effect of exchange rate changes on cash and cash equivalents	6,339	16,903
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	122,932	96,785
Cash and cash equivalents at beginning of period	457,292	522,870
Cash and cash equivalents at end of period	$ 580,224	$ 619,655